Cover Cover	May 30, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 30, 2025
Entity Registrant Name	ARISTA NETWORKS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36468
Entity Tax Identification Number	20-1751121
Entity Address, Address Line One	5453 Great America Parkway
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	547-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ANET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001596532
Amendment Flag	false